Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2017 CAD case
Asbestos Cases | Central Hudson
Site Contingency [Line Items]
Total asbestos cases raised (number)	3,365
Remaining asbestos cases (number)	1,175
Asbestos cases dismissed (number)	2,034
Asbestos cases settled (number)	156
Contingency accrual | CAD	CAD 0
Claim related to pipeline rights | FHI and Fortis
Site Contingency [Line Items]
Contingency accrual | CAD	CAD 0